Administrative Expenses - Schedule of Administrative Expenses (Details) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023
General administrative expenses
Information technology and communications	$ 162,788	$ 157,216		$ 142,731
Maintenance and repair of property and equipment	52,338	51,606		49,699
External advisory services and professional services fees	11,662	11,252		10,326
Surveillance and securities transport services	10,854	11,651		11,265
External financial information and fraud prevention service	8,661	8,129		7,483
Office supplies	8,483	8,497		8,724
Legal and notary expenses	7,317	5,799		5,433
Energy, heating and other utilities	6,844	6,132		5,513
Expenses for short-term leases	4,856	3,658		3,860
External service of documentation custody	4,457	4,664		3,943
Other expenses for obligations under lease contracts	4,099	4,200		4,431
Postal box, mail, postage and home delivery services	4,080	6,325		4,839
Insurance premiums except to cover operational risk events	3,792	4,142		4,167
Representation and travel expenses	3,368	3,191		3,249
Donations	2,782	3,249		3,251
Card embossing service	2,168	2,084		1,756
Fees for other technical reports	1,053	1,063		1,034
Fees for review and audit of the financial statements by the external auditor	906	873		750
Expenses for leases of low value	540	549		509
Title classification fees	168	241		169
Fines applied by other agencies	58	132		108
Other general administrative expenses	9,903	9,393		9,354
Outsourced services
Technological developments expenses, certification and technology testing	21,871	22,323		25,437
Data processing	11,703	11,133		11,907
External credit evaluation service	5,041	5,820		5,729
External collection service	3,551	4,841		4,414
External human resources administration services and supply of external personnel	1,947	1,820		1,724
Call Center service for sales, marketing, quality control customer service	766	1,695		2,192
External cleaning service, cafeteria, custody of files and documents, storage of furniture and equipment	319	473		390
Sales and distribution services for products	318
Other outsource services	1,603	1,144		1,250
Board of Director´s expenses
Board of Directors’ remuneration	3,641	3,500		3,347
Other Board of directors’ expenses	80	78		111
Advertising	42,466	33,948		39,617
Taxes, contribution payments and other legal charges
Contribution to the banking regulator	14,788	15,248		14,785
Property taxes	5,428	6,020		5,521
Taxes other than income tax	3,007	2,803		2,530
Municipal patents	1,880	1,752		1,647
Other legal charges	47	52		60
Total	$ 429,633	$ 416,696	[1]	$ 403,255	[1]

[1]	The comparative information was aligned with the new segment structure in accordance with IFRS 8.